Convertible Preferred Shares and Warrants - Additional Information (Details)	1 Months Ended					12 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) Investor $ / shares shares	Sep. 20, 2017 shares	Jul. 19, 2017 $ / shares shares	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)
Convertible Preferred Shares and Warrants [Line Items]
Cash proceeds from convertible preferred shares | $							$ 29,100,000
Change in fair value of warrants | $							(200,000)
Expected successful QIPO period						5 years
Warrant
Convertible Preferred Shares and Warrants [Line Items]
Warrants vesting period						Apr. 01, 2016
Warrant expiration prior date on consummates qualified initial public offering						90 days
A1, A2, B1, B2 and C Preferred Share
Convertible Preferred Shares and Warrants [Line Items]
Change in fair value of warrants | $							$ (200,000)
Beneficial conversion feature | $						$ 0
A1, A2, B1, B2 and C Preferred Share | IPO
Convertible Preferred Shares and Warrants [Line Items]
Number of ordinary shares issued upon conversion of preferred stock | shares									28,905,083
Series A1 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares					6,244,443
Par value of issued convertible preferred shares					$ 0.00006
Cash proceeds from convertible preferred shares | $					$ 8,029,000
Convertible preferred shares, price per share					$ 1.2857
Convertible loans issued | $											$ 2,000,000	$ 2,000,000
Convertible loans converted into preferred shares | shares					2,222,222
Convertible loans converted into preferred shares, price per share					$ 0.90
Series A2 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares				8,442,221
Par value of issued convertible preferred shares				$ 0.00006
Cash proceeds from convertible preferred shares | $				$ 18,279,000
Convertible preferred shares, price per share				$ 2.1651
Number of warrant agreement | Investor								1
Issuance warrants to purchase preferred shares | shares										461,808
Issuance warrants to purchase preferred shares, price per share								$ 2.1651		$ 2.1651
Change in fair value of warrants | $								$ 1,980,000
Series A2 Convertible Preferred Shares | Maximum
Convertible Preferred Shares and Warrants [Line Items]
Issuance warrants to purchase preferred shares | shares								461,808
Series B1 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares			5,562,335
Par value of issued convertible preferred shares			$ 0.00006
Cash proceeds from convertible preferred shares | $			$ 53,100,000
Convertible preferred shares, price per share			$ 9.5464
Series B2 Convertible Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares		3,973,096
Par value of issued convertible preferred shares		$ 0.00006
Cash proceeds from convertible preferred shares | $		$ 53,100,000
Convertible preferred shares, price per share		$ 13.3649
Series C Preferred Shares
Convertible Preferred Shares and Warrants [Line Items]
Issued convertible preferred shares | shares	1,998,958
Par value of issued convertible preferred shares	$ 0.00006
Cash proceeds from convertible preferred shares | $	$ 30,000,000
Convertible preferred shares, price per share	$ 15.0078